UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value
		Municipal Bonds & Notes - 157.5% Alabama - 0.8%
BBB	$845	Courtland, AL Ind Dev Brd Environ Imp Rev, AMT, Ser B, 6.25%, 08/01/25	08/01/13 @ 100	$883,346

		California - 24.3%
A+	350	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	388,150
A+	125	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	138,625
A+	2,025	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	2,245,725
A	5,000	California Public Works Brd Dept Mental Health Lease Rev, Ser A, 5.00%, 06/01/24	06/01/14 @ 100	5,112,150
A+	6,000	California Various Purpose Gen Oblig, 5.125%, 11/01/24	11/01/13 @ 100	6,210,840
A-	2,500	Chula Vista, CA Ind Dev Rev, Ser B AMT, 5.50% 12/01/21	06/02/14 @ 102	2,652,400
BBB	1,000	Golden State Tobacco Securitization Rev, Ser A-1, 5.00%, 06/01/33	06/01/17 @ 100	898,880
AAA	2,750	Golden State Tobacco Settlement Rev, Ser B, 5.375%, 06/01/28 (Prerefunded @ 06/01/10)†	06/01/10 @ 100	2,884,007
AAA	4,000	Port of Oakland, CA Rev, AMT, Ser L, 5.00%, 11/01/22 (FGIC)	11/01/12 @ 100	4,115,440
AAA	2,500	San Diego, CA Unified School Dist, Ser D, 5.25%, 07/01/25 (Subject to cross over refunding @ 07/01/12) (FGIC)†	07/01/12 @ 101	2,691,050

				27,337,267

		Colorado - 6.0%
AA	4,500	Colorado Health Facs Auth Rev, 5.25%, 09/01/21 (Prerefunded @ 09/01/11)†	09/01/11 @ 100	4,769,280
BBB	2,000	Colorado Health Facs Auth Rev, 5.25%, 05/15/42	05/15/17 @ 100	1,971,400

				6,740,680

		District of Columbia - 3.2%
AAA	1,550	District of Columbia Ballpark Rev, Ser B-1, 5.00%, 02/01/35 (FGIC)	02/01/16 @ 100	1,588,797
Aaa	2,000	District of Columbia FHA Multi Family Henson Ridge-Rmkt, AMT, 5.10%, 06/01/37 (FHA)	06/01/15 @ 102	1,978,820

				3,567,617

		Florida - 17.2%
A+	2,500	Highlands Co., FL Health Facs Auth Rev, Ser B, 5.25%, 11/15/23 (Prerefunded @ 11/15/12)†	11/15/12 @ 100	2,686,950
A1	3,000	Highlands Co., FL Health Facs Auth Rev, Ser D, 5.875%, 11/15/29 (Prerefunded @ 11/15/13)†	11/15/13 @ 100	3,354,780
AAA	5,000	Miami-Dade Co., FL Aviation Rev, AMT, 5.00%, 10/01/38 (CIFG)(1)	10/01/15 @ 100	5,009,450
AAA	4,275	Miami-Dade Co., FL School Brd, Ser B, 5.00%, 05/01/32 (FGIC)	05/01/17 @ 100	4,385,423
BBB	1,000	Seminole Indian Tribe FL Rev, Ser A, 144A, 5.25%, 10/01/27	10/01/17 @ 100	992,630
AA-	2,750	South Broward Co., FL Hosp Dist Rev, 5.60%, 05/01/27 (Prerefunded @ 05/01/12)†	05/01/12 @ 101	2,992,358

				19,421,591

		Illinois - 4.6%
A1	3,000	Illinois Dev Fin Auth Hosp Rev, 5.65%, 11/15/24 (Prerefunded @ 11/15/09)†	11/15/09 @ 101	3,156,150
AA	2,000	Illinois Hsg Dev Auth Homeowner Mtg, AMT, Ser A-2, 5.00%, 08/01/36	02/01/16 @ 100	1,963,640

				5,119,790

		Louisiana - 3.5%
BBB	1,000	De Soto Parish, LA Environ Imp Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	1,022,760
BBB+	3,000	St. John Baptist Parish, LA Marathon Oil Corp., Ser A, 5.125%, 06/01/37	06/01/17 @ 100	2,966,100

				3,988,860

		Massachusetts - 2.2%
AA-	1,000	Massachusetts Housing Fin Agency, AMT, 5.10%, 12/01/27	06/01/17 @ 100	1,006,740
AAA	1,300	Massachusetts Special Oblig Dedicated Tax Rev, 5.25%, 01/01/26 (Prerefunded 01/01/14) (FGIC)†	01/01/14 @ 100	1,411,449

				2,418,189

		Michigan -1.8%
A-	2,000	Michigan Strategic Fund Ltd Oblig Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,044,760

		Missouri - 5.7%
AAA	6,000	Missouri Health & Educ Facs Auth Rev, Ser A, 5.25%, 06/01/28 (Prerefunded @ 06/01/11) (AMBAC)†	06/01/11 @ 101	6,404,640

		Nebraska - 3.7%
Aaa	4,000	Public Power Generation Agency, Ser 1934, (Underlying Obligor: Public Power Generation Agency Whelan Energy Center Unit 2) 6.28%, 01/01/41 (AMBAC) (2)	01/01/17 @ 100	4,205,800

		Nevada - 5.0%
A	5,410	Henderson, NV Health Care Fac Rev, Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,655,073

		New York - 25.3%
A-	2,750	Long Island, NY Power Auth Rev, Ser A, 5.10%, 09/01/29	09/01/14 @ 100	2,845,838
AA-	4,000	Metropolitan Trans Auth Rev, Ser A, 5.125%, 01/01/24	07/01/12 @ 100	4,153,040
AA-	1,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/22 (Prerefunded 05/15/13)†	05/15/13 @ 100	1,634,715
AA-	2,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/23 (Prerefunded 05/15/13)†	05/15/13 @ 100	2,724,525
Aaa	1,500	New York Dorm Auth Rev, North Shore Long Island Jewish Group, 5.375%, 05/01/23 (Prerefunded 05/01/13)†	05/01/13 @ 100	1,633,875
AA	2,250	New York, NY Gen Oblig, Ser J, 5.00%, 05/15/23	05/15/14 @ 100	2,332,305
A+	3,650	New York Muni Bond Bank Agy Special School Purpose Rev, Ser C, 5.25%, 12/01/22	06/01/13 @ 100	3,847,793
AA-	4,000	New York Tobacco Settlement Funding Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	4,284,560
A-	5,000	Suffolk Co, NY Ind Dev Agy Rev, AMT, 5.25%, 06/01/27	06/01/13 @ 100	5,016,550

				28,473,201

		North Carolina - 3.5%
BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,020,570
BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,016,450
AAA	1,900	North Carolina Housing Fin Agy Rev, AMT, Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	1,935,929

				3,972,949

		Ohio - 9.2%
BBB	2,000	Buckeye OH, Tobacco Settlement Turbo Rev, Ser A-2, 5.75%, 06/01/34	06/01/17 @ 100	1,928,820
AA-	3,000	Cuyahoga Co., OH Rev Ref, Ser A, 6.00%, 01/01/20	07/01/13 @ 100	3,269,130
AA-	5,000	Lorain Co., OH Hosp Rev Ref, Ser A, 5.25%, 10/01/33	10/01/11 @ 101	5,101,400

				10,299,350

		Oklahoma - 3.2%
AA-	3,525	Oklahoma Dev Fin Auth Rev, 5.00%, 02/15/42	02/15/17 @ 100	3,555,985

		Pennsylvania - 4.7%
BBB	2,340	Pennsylvania Higher Education Facs Auth Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,392,533
BBB+	2,000	Pennsylvania State Higher Education, 5.00%, 07/15/39	07/15/15 @ 100	1,950,180
BBB	1,000	Pennsylvania State Higher Education, 5.00%, 05/01/37	11/01/17 @ 100	977,370

				5,320,083

		Puerto Rico - 6.1%
AAA	1,500	Puerto Rico Hwy & Trans Auth Rev, Ser J, 5.50%, 07/01/24 (Prerefunded @ 07/01/14)†	07/01/14 @ 100	1,664,460
BBB-	5,000	Puerto Rico Public Bldgs Auth Rev, Ser I, 5.50%, 07/01/25	07/01/14 @ 100	5,249,300

				6,913,760

		South Carolina - 3.2%
AAA	2,500	Florence Co., SC Hosp Rev, Ser A, 5.25%, 11/01/27 (FSA)	11/01/14 @ 100	2,646,675
BBB	1,000	Georgetown Co., SC Environ Imp Rev, AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	967,310

				3,613,985

		South Dakota - 5.5%
AAA	5,000	South Dakota Hsg Dev Auth, Ser K, AMT, 5.05%, 05/01/36	11/01/15 @ 100	5,011,350
AA-	1,200	South Dakota St Hlth & Edl Fac, Ser A 5.25%, 11/01/34	11/01/14 @ 100	1,221,048

				6,232,398

		Texas - 11.6%
Aaa	2,000	Bexar Co., TX Hsg Fin, AMT, 5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	1,982,760
AAA	3,795	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (Prerefunded @ 08/15/13 (PSF)†	08/15/13 @ 100	4,118,789
AAA	205	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (PSF)	08/15/13 @ 100	216,790
AAA	3,000	Houston Utility System, (Underlying Obligor: Houston, TX Utility System First Lien Revenue Refunding Bonds) 6.28%, 11/15/33 (FSA) (2)	11/15/17 @ 100	3,219,810
AAA	2,325	Pampa, TX Indep School Dist, 5.00%, 08/15/36 (PSF)	08/15/17 @ 100	2,401,120
BBB+	1,100	San Leanna Ed Facs Corp Higher Ed Rev, 5.125%, 06/01/36	06/01/17 @ 100	1,078,132

				13,017,401

		West Virginia - 4.5%
AAA	5,000	West Virginia Housing Dev Fund Rev, Ser D, 5.20%, 11/01/21	05/01/11 @ 100	5,105,650

		Wyoming - 2.7%
AA+	3,100	Wyoming Cmnty Dev Auth Hsg Rev, Ser 7, AMT, 5.10%, 12/01/38	12/01/16 @ 100	3,066,489

		Total Municipal Bonds & Notes - 157.5% (Cost $170,642,726)		177,358,864

Rating (Moody's)	Redemption Value (000)	Description		Value
		Preferred Shares - 3.7%
A3	$2,000	Capmark Municipal Mortgage Trust, AMT, Ser A1-3, 5.30%, 10/31/39, (10/31/19 remarketing), 144A		2,019,440
A3	2,000	Centerline Equity Issuer Trust, AMT, Ser A-4-1, 5.75%, 04/30/15 (remarketing), 144A		2,114,420

		(Cost $4,000,000)		4,133,860

Counterparty	Notional Amount (000)	Description	Expiration Date	Value
		Swaptions (3) - 0.0%
Goldman Sachs	$85,000	Option on a pay fixed/receive floating rate 20 year interest rate swap (pay fixed rate of 5.20% and receive BMA rate with a weekly reset)	09/03/08	6,666
Goldman Sachs	7,000	Option on a pay fixed/receive floating rate 20 year interest rate swap (pay fixed rate of 6.50% and receive LIBOR rate with a weekly reset)	09/03/08	15,175

		Total Swaptions (Cost $5,402,500)		21,841

Rating (S&P)*	Principal Amount (000)	Description	Optional Put Provisions**	Value
		Short-Term Investments - 0.2%
		California - 0.1%
AA+	$100	California Daily Kindergarten-Univ, Ser A-5, VRDN, 3.31%, 05/01/34 (4)	11/05/07 @ 100	100,000
		Massachusetts - 0.1%
Aaa	100	Massachusetts Health & Ed Fac Auth, Ser E, VRDN, 3.47%, 01/01/35 (4)	12/03/07 @ 100	100,000

		Total Short-Term Investments (Cost $200,000)		200,000

		Total Investments - 161.4% (Cost $180,245,226)		181,714,565

Principal Amount (000)	Description	Value
	Floating Rate Note Obligations - (2.2%)
$(2,500)	Note with interest rates ranging from 3.53% to 4.08% and contractual maturity of collateral from 2038. See Note 1 in the previously submitted notes to financial statements for the period ended July 31, 2007.	(2,500,000)

	Total Net Investments - 159.2% (Cost $177,745,226)	179,214,565
	Other assets in excess of liabilities - 2.5%	2,858,534
	Preferred Shares, at redemption value - (-61.7% of Net Assets Applicable to Common Shareholders or -38.8% of Total Net Investments)	(69,450,000)

	Net Assets Applicable to Common Shareholders - 100.0% (5)	$112,623,099

*	For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

†	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(1)	Underlying security related to inverse floating rate investments entered into by the Fund. See Note 1 of the previously submitted notes to financial statements for the period ended July 31, 2007.

(2)	Inverse floating rate investment. Interest rate shown is that in effect at October 31, 2007. See Note 1 of the previously submitted notes to financial statements for the period ended July 31, 2007.

(3)	Non-income producing securities.

(4)	Security has a maturity of more than one year, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of October 31, 2007.

(5)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation

AMT - Alternative Minimum Tax

BMA - Bond Market Association

CIFG - Insured by CIFG Assurance NA

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Guaranteed by Federal Housing Administration

FSA - Insured by Financial Security Assurance, Inc.

GNMA - Guaranteed by Ginnie Mae

LIBOR - London Inter-Bank Offered Rate

PSF - Guaranteed by Texas Permanent School Fund

VRDN - Variable rate demand notes are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007 these securities amounted to $5,126,490 which represents 4.6% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended July 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer and Chief Legal Officer

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer and Chief Legal Officer

Date:	December 14, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer and Treasurer

Date:	December 14, 2007